CornerCap Group of Funds
 The Peachtree, Suite 1700
 1355 Peachtree Suite NE
 Atlanta, Georgia 30309

August 1, 2017

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	CornerCap Group of Funds (the "Registrant")
File No.: 033-03149/811-04581
Filing pursuant to Rule 497(j)

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus for the CornerCap Small-Cap Value Fund - Institutional Shares, and the combined Statement of Additional Information for the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund and the CornerCap Large/Mid-Cap Value Fund, each dated August 1, 2017, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on July 24, 2017 (Accession No. 0001435109-17-000500).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2075 or gino.malaspina@atlanticfundservices.com.

Sincerely,

/s/Gino Malaspina
Gino Malaspina, Esq.
Senior Counsel, Atlantic Fund Services
Administrator to CornerCap Group of Funds